Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	VALIC Co I
Central Index Key	dei_EntityCentralIndexKey	0000719423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund | Asset Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCAAX
Blue Chip Growth Fund (Prospectus Summary) | Blue Chip Growth Fund | Blue Chip Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCBCX
Broad Cap Value Income Fund (Prospectus Summary) | Broad Cap Value Income Fund | Broad Cap Value Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBCVX
Capital Conservation Fund (Prospectus Summary) | Capital Conservation Fund | Capital Conservation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCCX
Core Equity Fund (Prospectus Summary) | Core Equity Fund | Core Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCEX
Dividend Value Fund (Prospectus Summary) | Dividend Value Fund | Dividend Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIGX
Emerging Economies Fund (Prospectus Summary) | Emerging Economies Fund | Emerging Economies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGEX
Foreign Value Fund (Prospectus Summary) | Foreign Value Fund | Foreign Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCFVX
Global Real Estate Fund (Prospectus Summary) | Global Real Estate Fund | GLOBAL REAL ESTATE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGREX
Global Social Awareness Fund (Prospectus Summary) | Global Social Awareness Fund | Global Social Awareness Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSOX
Global Strategy Fund (Prospectus Summary) | Global Strategy Fund | Global Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGLSX
Government Securities Fund (Prospectus Summary) | Government Securities Fund | Government Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGSX
Growth Fund (Prospectus Summary) | Growth Fund | Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCULX
Growth & Income Fund (Prospectus Summary) | Growth & Income Fund | Growth & Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGAX
Health Sciences Fund (Prospectus Summary) | Health Sciences Fund | Health Sciences Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCHSX
Inflation Protected Fund (Prospectus Summary) | Inflation Protected Fund | Inflation Protected Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCTPX
International Equities Fund (Prospectus Summary) | International Equities Fund | International Equities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIEX
International Government Bond Fund (Prospectus Summary) | International Government Bond Fund | International Government Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIFX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCINX
Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund | Large Cap Core Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLCCX
Large Capital Growth Fund (Prospectus Summary) | Large Capital Growth Fund | Large Capital Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLCGX
Mid Cap Index Fund (Prospectus Summary) | Mid Cap Index Fund | Mid Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMIDX
Mid Cap Strategic Growth Fund (Prospectus Summary) | Mid Cap Strategic Growth Fund | Mid Cap Strategic Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSGX
Money Market I Fund (Prospectus Summary) | Money Market I Fund | Money Market I Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIXX
Nasdaq-100 Index Fund (Prospectus Summary) | Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCNIX
Science & Technology Fund (Prospectus Summary) | Science & Technology Fund | Science & Technology Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSTX
Small Cap Aggressive Growth Fund (Prospectus Summary) | Small Cap Aggressive Growth Fund | Small Cap Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSAGX
Small Cap Fund (Prospectus Summary) | Small Cap Fund | Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSMX
Small Cap Index Fund (Prospectus Summary) | Small Cap Index Fund | Small Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSLX
Small Cap Special Values Fund (Prospectus Summary) | Small Cap Special Values Fund | Small Cap Special Values Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSSVX
Small-Mid Growth Fund (Prospectus Summary) | Small-Mid Growth Fund | Small-Mid Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSSGX
Stock Index Fund (Prospectus Summary) | Stock Index Fund | Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSTIX
Value Fund (Prospectus Summary) | Value Fund | Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAVAX